N-4	Jul. 10, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT 4
Entity Central Index Key	0000843075
Entity Investment Company Type	N-4
Document Period End Date	Jul. 10, 2025
Amendment Flag	false
JP Morgan Multi-Asset Choice New York
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective July 28, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares

JP Morgan Multi-Asset Choice New York | NeubergerBermanAdvisersManagementTrustQualityEquityPortfolioClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares
JP Morgan Multi-Asset Choice
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective July 28, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares

JP Morgan Multi-Asset Choice | NeubergerBermanAdvisersManagementTrustQualityEquityPortfolioClassISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares